Fixed Assets, Net (Details) - Schedule of fixed assets, net	6 Months Ended
Jun. 30, 2021 USD ($)
Cost
Net book value	$ 9,075,078
Cost [Member]
Cost
Beginning Balance	35,968,583
Additions	2,914,853
Disposals	(159,621)
Exchange differences	(2,255,284)
Ending Balance	36,468,531
Accumulated Depreciation [Member]
Cost
Beginning Balance	28,084,229
Depreciation charged for the year	1,245,057
Disposals	(152,378)
Exchange differences	(1,783,455)
Ending Balance	27,393,453
Leasehold improvements [Member]
Cost
Net book value	605,578
Leasehold improvements [Member] | Cost [Member]
Cost
Beginning Balance	3,649,107
Additions	4,284
Disposals
Exchange differences	(231,811)
Ending Balance	3,421,580
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	2,923,013
Depreciation charged for the year	78,674
Disposals
Exchange differences	(185,685)
Ending Balance	2,816,002
Machinery and equipment [Member]
Cost
Net book value	260,222
Machinery and equipment [Member] | Cost [Member]
Cost
Beginning Balance	5,713,840
Additions	47,695
Disposals	(33,571)
Exchange differences	(362,976)
Ending Balance	5,364,988
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	5,390,966
Depreciation charged for the year	89,833
Disposals	(33,568)
Exchange differences	(342,465)
Ending Balance	5,104,766
Office decoration and equipment [Member]
Cost
Net book value	717,495
Office decoration and equipment [Member] | Cost [Member]
Cost
Beginning Balance	5,951,808
Additions	54,330
Disposals	(3,136)
Exchange differences	(378,093)
Ending Balance	5,624,909
Office decoration and equipment [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	5,124,622
Depreciation charged for the year	111,429
Disposals	(3,091)
Exchange differences	(325,546)
Ending Balance	4,907,414
Vehicles [Member]
Cost
Net book value	3,423,524
Vehicles [Member] | Cost [Member]
Cost
Beginning Balance	17,885,762
Additions	399,639
Disposals	(115,471)
Exchange differences	(1,136,207)
Ending Balance	17,033,723
Vehicles [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	14,004,064
Depreciation charged for the year	611,225
Disposals	(115,471)
Exchange differences	(889,619)
Ending Balance	13,610,199
Assets under construction [Member]
Cost
Net book value	23,027
Assets under construction [Member] | Cost [Member]
Cost
Beginning Balance
Additions	23,027
Exchange differences
Ending Balance	23,027
Assets under construction [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance
Depreciation charged for the year
Exchange differences
Ending Balance
GDM machines [Member]
Cost
Net book value	1,011,462
GDM machines [Member] | Cost [Member]
Cost
Beginning Balance	1,883,116
Additions
Disposals
Exchange differences	(119,627)
Ending Balance	1,763,489
GDM machines [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	616,280
Depreciation charged for the year	174,897
Disposals
Exchange differences	(39,150)
Ending Balance	752,027
Robots [Member]
Cost
Net book value	3,033,770
Robots [Member] | Cost [Member]
Cost
Beginning Balance	884,950
Additions	2,385,878
Disposals	(7,443)
Exchange differences	(26,570)
Ending Balance	3,236,815
Robots [Member] | Accumulated Depreciation [Member]
Cost
Beginning Balance	25,284
Depreciation charged for the year	178,999
Disposals	(248)
Exchange differences	(990)
Ending Balance	$ 203,045